Earnings Per Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share

Note 5—Earnings Per Share

The Company grants restricted share units which entitle the recipients to receive dividend equivalents during the vesting period on a basis equivalent to the dividends paid to holders of common shares. Unvested share-based compensation awards containing non-forfeitable rights to receive dividends or dividend equivalents (collectively, “dividends”) are classified as “participating securities” and are included in the basic earnings per share calculation using the two-class method.

Under the two-class method, all earnings (distributed and undistributed) are allocated to common shares and participating securities, based on their respective rights to receive dividends. Basic earnings per share is determined by dividing net income, reduced by income attributable to the participating securities, by the weighted-average common shares outstanding during the period.

Diluted earnings per share is determined by dividing net income attributable to diluted shareholders, which adds back to net income the interest expense, net of applicable income taxes, on the Company’s exchangeable senior notes (the “Exchangeable Notes”), by the weighted-average common shares outstanding, assuming all dilutive securities were issued. In periods in which the Company records a loss, potentially dilutive securities are excluded from the diluted loss per share calculation, as their effect on loss per share is anti-dilutive.

The following table summarizes the basic and diluted earnings per share calculations:

	Year ended December 31,
	2016	2015	2014
	(in thousands except per share amounts)
Basic earnings per share:
Net income	$75,810	$90,100	$194,544
Effect of participating securities—share-based compensation awards	(1,333)	(1,689)	(1,830)
Net income attributable to common shareholders	$74,477	$88,411	$192,714
Diluted earnings per share:
Net income attributable to common shareholders	$74,477	$88,411	$194,544
Interest on Exchangeable Notes, net of income taxes	8,719	8,468	8,456
Net income attributable to common diluted shareholders	$83,196	$96,879	$203,000
Weighted-average basic shares outstanding	68,642	74,446	73,495
Dilutive securities:
Shares issuable under share-based compensation plan	—	423	298
Shares issuable pursuant to exchange of the Exchangeable Notes	8,467	8,467	8,418
Diluted weighted-average number of shares outstanding	77,109	83,336	82,211
Basic earnings per share	$1.09	$1.19	$2.62
Diluted earnings per share	$1.08	$1.16	$2.47

Dividends and undistributed earnings allocated to participating securities under the basic and diluted earnings per share calculations require specific potentially dilutive shares to be included or excluded that may differ in certain circumstances. The following table summarizes the potentially dilutive shares excluded from the diluted earnings per share calculation for the periods as inclusion of such shares would have been antidilutive:

	Year ended December 31,
	2016	2015	2014
	(in thousands)
Shares issuable under share-based compensation awards	701	369	371